ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
VAT payable	$ 3,882,740	$ 3,165,668
Other tax payables	49,557	40,654
Other	328,784	1,758,571
Total	$ 4,261,081	$ 4,964,893